Appendix II: Board and Senior Management Compensation - Narrative (Details)					1 Months Ended	12 Months Ended					36 Months Ended
	Apr. 08, 2022 EUR (€)	Jan. 01, 2020 shares € / shares	Jun. 08, 2018 EUR (€) cycle	Jan. 01, 2018 shares € / shares	May 31, 2016 EUR (€)	Dec. 31, 2022 EUR (€) shares yr	Dec. 31, 2021 employee shares € / shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2021	Dec. 31, 2020
Performance Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of independent cycles | cycle			3
Maximum number of shares allocated to be delivered (in shares) | shares						1,241,015	1,333,081
Performance Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Delivery percent (fulfillment of TSR objective, in percentage)			50.00%
Delivery percent (free cash flow generation, maximum compliance, in percentage)			50.00%
Global Employee Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum amount of shares an employee is allowed to purchase			€ 1,800
FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-average payment coefficient (as a percent)						50.00%	50.00%	50.00%
FCF Objective | Performance Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum number of shares to be delivered, compliance criteria (in percents)		50.00%
TSR Objective | Performance Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum number of shares to be delivered, compliance criteria (in percents)		50.00%
First cycle | Performance Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of independent cycles | cycle			3
Weighted-average payment coefficient (as a percent)												50.00%
No. of shares assigned (shares) | shares				8,466,996
First cycle | PSP - Second Cycle / 2019-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares) | € / shares		465,000
First cycle | FCF Objective | Performance Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-average payment coefficient (as a percent)								50.00%	50.00%	50.00%
Fair value of shares assigned (EUR per share) | € / shares				€ 6.4631
First cycle | FCF Objective | PSP - Second Cycle / 2019-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares		€ 3.2136
First cycle | TSR Objective | Performance Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares				€ 4.516
First cycle | TSR Objective | PSP - Second Cycle / 2019-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares		€ 1.6444
Second Cycle | Performance Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-average payment coefficient (as a percent)											50.00%
No. of shares assigned (shares) | shares							9,471,489
Second Cycle | FCF Objective | Performance Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-average payment coefficient (as a percent)							50.00%	50.00%	50.00%
Fair value of shares assigned (EUR per share) | € / shares							€ 6.1436
Second Cycle | TSR Objective | Performance Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares							€ 4.4394
Directors | PSP - First Cycle / 2021-2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Delivery percent (fulfillment of TSR objective, in percentage)						50.00%
Delivery percent (free cash flow generation, maximum compliance, in percentage)						40.00%
Delivery percent (free cash flow generation, maximum compliance)						10.00%
Delivery percent (if within median of performance)						15.00%
Delivery percent (if within third quartile of performance)						50.00%
Proportion of free cash flow generation minimum threshold of compliance (as a percent)						90.00%
Proportion of free cash flow generation minimum compliance (as a percent)						20.00%
Proportion of free cash flow generation maximum threshold of compliance (as a percent)						100.00%
Proportion of carbon dioxide emission neutralization minimum threshold of compliance (as a percent)						90.00%
Proportion of carbon dioxide emission neutralization minimum compliance (as a percent)						5.00%
Proportion of carbon dioxide emission neutralization maximum threshold of compliance (as a percent)						100.00%
Number of shares delivered under the plan to the Executive Directors and other Participants (in shares)						100.00%
Holding period for shares delivered under Plan						2 years
Number of years of gross fixed remuneration based on which the Directors need to maintain an amount of shares | yr						2
Required holding period for Executive Directors						3 years
Amount contributed by each executive director to plan	€ 1,800
Senior Management (Excluding Board Directors)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accrued fixed compensation						€ 9,381,900
In-kind compensation						€ 185,657
Senior Management (Excluding Board Directors) | PSP - Second Cycle / 2019-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares entitled (in shares) | shares						158,381
Senior Management (Excluding Board Directors) | First cycle | Performance Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-average payment coefficient (as a percent)							50.00%
No. of shares assigned (shares) | shares		316,762
Shares entitled (in shares) | shares							220,085
Senior Management (Excluding Board Directors) | First cycle | FCF Objective | Performance Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares		€ 3.2136
Senior Management (Excluding Board Directors) | First cycle | TSR Objective | Performance Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares		€ 1.6444
Senior Management (Excluding Board Directors) | Second Cycle | Performance Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-average payment coefficient (as a percent)							50.00%
Shares entitled (in shares) | shares							256,246
Mr. Santiago Fernandez Valbuena | Senior Management (Excluding Board Directors)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Key management personnel compensation					€ 943,754
Mr. José María Álvarez-Pallete López
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contributions						€ 673,085
Mr. José María Álvarez-Pallete López | PSP - Second Cycle / 2019-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares entitled (in shares)						133,500	234,000
Mr. José María Álvarez-Pallete López | Maximum | PSP - First Cycle / 2021-2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares entitled (in shares) | shares						1,094,000
Mr. José María Álvarez-Pallete López | Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Key management personnel compensation						€ 6,128,082
Mr. Ángel Vilá Boix
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contributions						€ 560,000
Mr. Ángel Vilá Boix | PSP - Second Cycle / 2019-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares entitled (in shares)						99,000	173,500
Mr. Ángel Vilá Boix | Maximum | PSP - First Cycle / 2021-2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares entitled (in shares) | shares						819,000
Mr. Ángel Vilá Boix | Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Key management personnel compensation						€ 4,535,714
Benefits plan | Senior Management (Excluding Board Directors)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contributions						214,600
Benefits plan | Mr. José María Álvarez-Pallete López
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contributions						540,968
Benefits plan | Mr. Ángel Vilá Boix
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contributions						487,840
Pension plans | Senior Management (Excluding Board Directors)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contributions						112,712
Pension plans | Mr. José María Álvarez-Pallete López
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contributions						7,574
Pension plans | Mr. Ángel Vilá Boix
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contributions						€ 6,721